Debt and Credit Agreements - Schedule of Standby Credit Facilities (Detail)	Dec. 31, 2019 CAD ($)
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving standby credit facilities, amount drawn	$ 0